Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of Allowance of Trade Receivable
The movements in the allowance for doubtful accounts are as follows:

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	37,699	46,441	100,040
Charge for the year	8,931	53,599	152,865
Write off for the year	(189)	-	-

Balance as of December 31	46,441	100,040	252,905

Schedule of Accounts Receivable

Accounts receivable, net as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB

Accounts receivable	2,168,655	3,107,315
Less: allowance for doubtful accounts	(100,040)	(252,905)

	2,068,615	2,854,410